Cover	Jun. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2020
Entity File Number	001-37908
Entity Registrant Name	Camping World Holdings, Inc.
Entity Central Index Key	0001669779
Entity Tax Identification Number	81-1737145
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Parkway Drive, Suite 270
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	808-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	CWH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false